Credit commitments (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Credit lines available:
Global credit facilities	$ 10,000,000,000
Other external	4,508,000,000
Total credit lines available	14,508,000,000
Less: Commercial paper outstanding	(2,502,000,000)
Less: Utilized credit	(2,044,000,000)
Available credit	9,962,000,000
Number of global credit facilities	3
Consolidated net worth	25,030,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Cat Financial
Credit lines available:
Interest coverage ratio, numerator	1.96
Interest coverage ratio, denominator	1
Minimum interest coverage ratio required under credit facilities, numerator	1.15
Minimum interest coverage ratio required under credit facilities, denominator	1
Six-month leverage ratio, numerator	8.14
Six month leverage ratio, denominator	1
Year-end leverage ratio, numerator	7.99
Year-end leverage ratio denominator	1
Maximum leverage ratio permissible under credit facility, numerator	10
Maximum leverage ratio permissible under credit facility, denominator	1
Credit Facility
Credit lines available:
Global credit facilities	10,000,000,000
364-day facility expires in September 2014
Credit lines available:
Global credit facilities	3,000,000,000
Duration of credit facility (in years or days)	364 days
Four-year facility expires in September 2016
Credit lines available:
Global credit facilities	2,600,000,000
Duration of credit facility (in years or days)	4 years
Five-year facility expires in September 2018
Credit lines available:
Global credit facilities	4,400,000,000
Duration of credit facility (in years or days)	5 years
Consolidated credit lines with banks
Credit lines available:
Other external	4,510,000,000
Machinery and Power Systems
Credit lines available:
Global credit facilities	2,750,000,000
Other external	229,000,000
Total credit lines available	2,979,000,000
Less: Commercial paper outstanding	0
Less: Utilized credit	(16,000,000)
Available credit	2,963,000,000
Machinery and Power Systems | Credit Facility
Credit lines available:
Global credit facilities	2,750,000,000
Machinery and Power Systems | 364-day facility expires in September 2014
Credit lines available:
Global credit facilities	820,000,000
Machinery and Power Systems | Four-year facility expires in September 2016
Credit lines available:
Global credit facilities	720,000,000
Machinery and Power Systems | Five-year facility expires in September 2018
Credit lines available:
Global credit facilities	1,210,000,000
Financial Products
Credit lines available:
Global credit facilities	7,250,000,000
Other external	4,279,000,000
Total credit lines available	11,529,000,000
Less: Commercial paper outstanding	(2,502,000,000)
Less: Utilized credit	(2,028,000,000)
Available credit	$ 6,999,000,000